Subsequent Events	12 Months Ended
Dec. 31, 2019
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Subsequent Events
25. Subsequent Events
a) On March 25, 2020, the Company disbursed the full amount of the two existing revolving syndicated credit facilities—one for U.S.$2.5 billion and one for the Euro equivalent of U.S.$2.0 billion. The Company elected to draw on the facilities to assure liquidity.
b) On April 9, 2020, the Company announced a tender offer to purchase in cash its Zero Coupon Exchangeable Bonds due on May 28, 2020. The tender offer finalized on April 17, 2020 and resulted with the Company purchasing €1,318,200 of the principal amount of the Exchangeable Bond. Aggregate principal amount of €1,607,300 of the Exchangeable Bonds remains outstanding.
c) The coronavirus
(“COVID-19”)
outbreak and its impact on global economies could have an effect on the Company’s business, which will depend on the duration and spread of the outbreak. The financial resilience of the Company and its vast and critical infrastructure will contribute to mitigate the mentioned impact.